CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Class B Common Stock Foresight Acquisition Corp	Common Class B Common Stock	Common Class B Foresight Acquisition Corp	Class A Common Stock subject to possible redemption Common Stock Foresight Acquisition Corp	Additional Paid-in Capital Foresight Acquisition Corp	Additional Paid-in Capital	Accumulated Deficit Foresight Acquisition Corp	Accumulated Deficit	Private Placement Foresight Acquisition Corp	Foresight Acquisition Corp	Total
Beginning balance at Aug. 19, 2020	$ 0			$ 0	$ 0		$ 0			$ 0
STOCKHOLDERS' EQUITY (in shares) at Aug. 19, 2020	0			0
Issuance of Class B common stock to Sponsor	$ 791				24,209					25,000
Issuance of Class B common stock to Sponsor (in shares)	7,906,250
Allocation of net loss, as adjusted			$ (2,286)				(2,286)			(2,286)
Ending balance at Dec. 31, 2020	$ 791				24,209		(2,286)			22,714
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2020	7,906,250
Accretion for Class A ordinary shares to redemption amount					(8,068,251)		(9,383,214)			(17,451,465)
Sale of 832,500 Private Placement Units,Net				$ 83	$ 8,044,042					8,044,125
Sale of 832,500 Private Placement Units, Net (Shares)				832,500					832,500
October 4, 2021 Class B conversion	$ (791)			$ 791
October 4, 2021 Class B conversion (in shares)	(7,906,250)			7,906,250
Allocation of net loss, as adjusted							(24,805,124)			(24,805,124)	$ (146,400,000)
Ending balance at Dec. 02, 2021				$ 874			$ (34,190,624)			$ (34,189,750)
STOCKHOLDERS' EQUITY (in shares) at Dec. 02, 2021				8,738,750
Allocation of net loss, as adjusted											(10,081,000)
Ending balance at Dec. 31, 2021		$ 20,000				$ 312,946,000		$ (39,418,000)			273,552,000
Allocation of net loss, as adjusted								(10,577,000)			(10,577,000)
Ending balance at Mar. 31, 2022		20,000				312,946,000		(49,995,000)			262,975,000
Beginning balance at Dec. 31, 2021		20,000				312,946,000		(39,418,000)			273,552,000
Allocation of net loss, as adjusted											(270,127,000)
Ending balance at Dec. 31, 2022		20,000				315,375,000		(309,545,000)			5,854,000
Allocation of net loss, as adjusted								(9,199,000)			(9,199,000)
Ending balance at Mar. 31, 2023		$ 20,000				$ 316,061,000		$ (318,770,000)			$ (2,685,000)